PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                                   (UNAUDITED)

------------------------------------------------------------------
                          PRINCIPLED EQUITY MARKET FUND
------------------------------------------------------------------


                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $14,453,011;
 see Schedule of Investments, Notes 1, 2, & 5).......   $16,821,254
Cash ................................................        55,937
Dividends and interest receivable....................        23,427
Other assets.........................................        41,399
                                                        -----------
    Total assets.....................................    16,942,017
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3 ).....        66,714
                                                        -----------
    Total liabilities................................        66,714
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
value, amount paid in on 1,431,921 shares outstanding)
(Note 1).............................................   $14,410,423
Accumulated undistributed net investment income......       104,811
Accumulated realized loss from security transactions,
net..................................................       (8,174)
Net unrealized appreciation in value of investments
(Note 2).............................................     2,368,243
                                                        -----------
    Net assets (equivalent to $11.79 per share, based
on 1,431,921 capital shares outstanding).............   $16,875,303
                                                        ===========




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==================================================================
                          PRINCIPLED EQUITY MARKET FUND
==================================================================


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1997
                                   (Unaudited)


Income:
 Dividends...........................................   $139,379
 Interest............................................      2,628
                                                        -----------
    Total income.....................................    142,007
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................     10,573
 Audit and accounting fees...........................      5,581
 Organizational expenses.............................      4,601
  Administrative fees (Note 4).......................      2,961
 Legal fees..........................................      4,555
 Trustees' fees and expenses.........................      1,328
 Transfer fees (Note 4)..............................      2,961
 Custodian fees......................................      8,050
 Other expenses......................................      2,240
                                                        -----------
    Total expenses...................................     42,850
         Fees paid indirectly (Note 4)...............     (5,654)
                                                        -----------
         Net expenses................................     37,196
                                                        -----------

Net investment income................................    104,811
                                                        -----------

Realized and unrealized gain on investments:
  Realized loss on investments-net...................      (8,174)
  Increase in net unrealized appreciation in
   investments.......................................    2,368,243
                                                        -----------
    Net gain on investments..........................    2,360,069
                                                        ===========

Net increase in net assets resulting from operations.   $2,464,880
                                                        ===========

==================================================================
                          PRINCIPLED EQUITY MARKET FUND
==================================================================


               STATEMENTS OF CHANGES IN NET ASSETS


                                            Six Months
                                              Ended      Year Ended
                                          June 30, 1997  December 31,
                                                            1996
                                          ----------------------------
From operations:
 Net investment income................... $  104,811      $  --
 Realized loss on investments, net.......    (8,174)         --
 Increase in net unrealized
  appreciation in investments............  2,368,243         --
                                          -----------    ------------
    Net increase in net assets resulting
     from operations.....................  2,464,880         --
                                          ------------   -----------
Distributions to shareholders:
 From net investment income..............     --             --
 From net realized gain on investments...     --             --
                                          ------------   -----------
    Total distributions to shareholders..     --             --
                                          ------------   -----------

From capital share transactions:
                        Number of Shares
                          1997     1996
                       --------- ---------
Proceeds from sale of
  shares.............. 537,895   894,026   5,470,163    8,940,260
Shares issued to
 shareholders in
 distributions
 reinvested...........   --        --         --           --
Cost of shares
 redeemed..............  --        --         --           --
Increase in net
 assets resulting
 from capital
 share transactions....537,895   894,026   5,470,163    8,940,260
                      ========= =========  ----------  -----------

Net increase in net assets...............  7,935,043    8,940,260
Net assets:
  Beginning of period....................  8,940,260       --
                                          ============  ===========
  End of period (including undistributed
   net investment income of $104,811 and
      $0, respectively).................. $16,875,303    $8,940,260
                                          ============  ===========

==================================================================
                          PRINCIPLED EQUITY MARKET FUND
==================================================================


                SELECTED  PER SHARE  DATA AND  RATIOS
         (for a share  outstanding throughout each period)


                                          Six Months      Year
                                            Ended        Ended
                                           June 30,   December 31,
                                             1997         1996
                                         --------------------------
Investment income .......................$  0.10      $  0.00
Expenses, net............................   0.03         0.00
                                         ------------  ------------
Net investment income ...................   0.07         0.00
Net realized and unrealized
gain on investments......................   1.72         0.00
Distributions to shareholders:
   From net investment income............    --           --
  From net realized gain ..on investments    --           --
                                         -----------  -------------
Net increase in net asset value..........   1.79          --
Net asset value:
 Beginning of period.....................  10.00        10.00
                                         ===========  ============
 End of period...........................$ 11.79      $ 10.00
                                         ===========  ============
Ratio of expenses
to average net assets....................   0.60%        0.00%
Ratio of net investment
income to average net assets.............   1.46%        0.00%
Portfolio turnover.......................   0.04         0.00
Number of shares out-standing at end of
period................................... 1,431,921     894,026

==================================================================
                          PRINCIPLED EQUITY MARKET FUND
==================================================================


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997
                                   (Unaudited)



COMMON STOCKS -- 99.68%
         Aerospace/Defense Industry -- 0.35%
   1,000 Precision Castparts Corporation................ $  59,625
                                                         ----------

         Air Transport Industry -- 0.41%
     400 Amr Corporation................................   37,000
     200 Federal Express Corporation....................   11,575
     800 Southwest Airlines Company.....................   20,700
                                                         ----------
                                                           69,275
                                                         ----------
         Auto & Truck Industry -- 0.28%
   1,000 Paccar Incorporated............................   46,438
                                                         ----------

         Auto Parts (OEM) Industry -- 0.37%
     600 Dana Corporation...............................   22,800
     600 Oea Incorporated...............................   23,700
     600 Superior Industries International..............   15,900
                                                         ----------
                                                           62,400
                                                         ----------
         Auto Parts (Replacement) Industry -- 0.25%
     200 Echlin Incorporated............................    7,200
   1,050 Genuine Parts Company..........................   35,569
                                                         ----------
                                                           42,769
                                                         ----------
         Bank Industry -- 5.02%
   1,000 Bank Of New York Company Incorporated..........   43,625
   2,400 Bankamerica Corporation........................  154,950
     500 Bankboston Corporation.........................   36,031
   1,300 Citicorp.......................................  156,731
     800 First Union Corporation........................   74,000
     900 JP Morgan and Company Incorporated.............   93,938
     300 Keycorp........................................   16,762
   2,060 Nationsbank Corporation........................  132,999
   1,100 Pnc Bank Corporation...........................   45,925
     200 Wachovia Corporation...........................   11,662
     300 Wells Fargo and Company........................   80,850
                                                         ----------
                                                          847,473
                                                         ----------
         Bank (Midwest) Industry -- 1.30%
     100 First Bank System Incorporated.................    8,537
   1,400 First Chicago Nbd Corporation..................   84,700
   1,100 National City Corporation......................   58,025
   1,200 Norwest Corporation............................   67,500
                                                         ----------
                                                          218,762
                                                         ----------

         Beverage (Soft Drink) Industry -- 5.80%
   7,900 Coca Cola Company..............................  541,150
   2,400 Coca Cola Enterprises Incorporated.............   55,200
  10,200 Pepsico Incorporated...........................  383,137
                                                         ----------
                                                          979,487
                                                         ----------
         Building Materials Industry -- 0.04%
     100 Armstrong World Industries Incorporated........    7,337
                                                         ----------

         Chemical (Basic) Industry -- 2.28%
   8,100 Arco Chemical Company..........................  385,256
                                                         ----------

         Chemical (Diversified) Industry -- 0.67%
   1,300 Millipore Corporation..........................   57,200
   2,400 Pall Corporation...............................   55,800
                                                         ----------
                                                          113,000
                                                         ----------
         Chemical (Specialty) Industry -- 1.06%
     900 Ecolab Incorporated............................   42,975
     600 International Flavors and Fragrances...........   30,300
   1,200 Praxair Incorporated...........................   67,200
     800 Sherwin Williams Company.......................   24,700
     400 Sigma Aldrich Corporation......................   14,025
                                                         ----------
                                                          179,200
                                                         ----------
         Coal/Alternate Energy Industry -- 0.08%
     200 Aes Corporation................................   14,150
                                                         ----------

         Computer & Peripherals Industry -- 4.94%
     200 Apple Computer Incorporated....................    2,850
     600 Cabletron Systems Incorporated.................   16,987
   2,400 Cisco Systems Incorporated.....................  161,100
   1,000 Compaq Computer Corporation....................   99,500
     600 Dell Computer Corporation......................   70,462
   1,700 EMC Corporation................................   66,300
   5,400 Hewlett Packard Company........................  302,400
   1,100 Seagate Technology Incorporated................   38,775
     900 Silicon Graphics Incorporated..................   13,500
   1,300 Sun Microsystems Incorporated..................   48,384

     700 Tandem Computers Incorporated..................   14,175
                                                         ----------
                                                          834,433
                                                         ----------
         Computer Software & Services Industry -- 4.87%
     500 Automatic Data Processing Incorporated.........   23,500
   2,400 Computer Associates International..............  133,650
     400 Electronic Data Systems Corporation............   16,475
   1,700 First Data Corporation.........................   74,694
   3,900 Microsoft Corporation..........................  492,862
   1,600 Oracle Corporation.............................   80,600
                                                         ----------
                                                          821,781
                                                         ----------
         Diversified Company Industry -- 0.83%
     100 Crane Company..................................    4,169
     200 National Service Industries Incorporated.......    9,737
     200 Raychem Corporation............................   14,912
     800 Thermo Electron Corporation....................   27,500
   1,200 Tyco International Limited.....................   83,550
                                                         ----------
                                                          139,868
                                                         ----------
         Drug Industry -- 3.19%
   7,700 Amgen Incorporated.............................  447,562
     300 Biogen Incorporated............................   10,162
     800 Chiron Corporation.............................   16,700
     900 Genzyme Corporation General Division...........   24,975
     200 Interneuron Pharmaceuticals Incorporated.......    4,025
     200 Quintiles Transnational Corporation............   13,925
     400 RP Scherer Corporation.........................   20,650
                                                         ----------
                                                          537,999
                                                         ----------
         Drugstore Industry -- 0.50%
     400 Rite Aid Corporation...........................   19,950
   1,200 Walgreen Company...............................   64,350
                                                         ----------
                                                           84,300
                                                         ----------
         Electric Utility (Central) Industry -- 0.92%
     800 Cinergy Corporation............................   27,850
   3,100 Dte Energy Holding Company.....................   85,637
   1,900 Unicom Corporation.............................   42,275
                                                         ----------
                                                          155,762
                                                         ----------
         Electric Utility (East) Industry -- 1.29%
   1,800 Carolina Power and Light Company...............   64,575
     835 Duke Energy Corporation........................   40,028
     800 Northeast Utilities............................    7,600

     800 P P and L Resources Holding Company............   15,900
   4,300 Peco Energy Company............................   90,300
                                                         ----------
                                                          218,403
                                                         ----------
         Electric Utility (West) Industry -- 4.29%
  10,200 Edison International Incorporated..............  253,725
   2,000 Nevada Power Company...........................   42,500
  19,400 Pacificorp.....................................  426,800
                                                         ----------
                                                          723,025
                                                         ----------
         Electrical Equipment Industry -- 0.78%
   1,000 Cooper Industries Incorporated.................   49,750
   1,200 Corning Incorporated...........................   66,750
     200 W W Grainger Incorporated......................   15,637
                                                         ----------
                                                          132,137
                                                         ----------
         Electronics Industry -- 0.27%
   1,100 Amp Incorporated...............................   45,925
                                                         ----------

         Entertainment Industry -- 1.18%
   1,700 Laidlaw Transportation, Limited. ..............   23,481
   1,000 Safety Kleen Corporation.......................   16,875
   3,300 Time Warner Incorporated Holding Company.......  159,225
                                                         ----------
                                                          199,581
                                                         ----------
         Environmental Industry -- 0.38%
   1,600 Republic Industries Incorporated...............   40,800
     600 USA Waste Services Incorporated................   23,063
                                                         ----------
                                                           63,863
                                                         ----------
         Financial Services Industry -- 4.27%
   2,500 American Express Company.......................  186,250
   1,900 Cuc International Incorporated.................   49,044
     400 Deluxe Corporation.............................   13,650
     700 Green Tree Financial Corporation...............   24,937
     400 Household International Incorporated...........   46,975
   2,100 Loews Corporation..............................  210,262
   1,500 Mbna Corporation...............................   54,937
   2,920 Morgan Stanley Dean Witter Discover............  125,742
     100 Transamerica Corporation.......................    9,356
                                                         ----------
                                                          721,153
                                                         ----------
         Food Processing Industry -- 3.76%
   2,100 General Mills Incorporated.....................  136,369
     200 Hershey Foods Corporation......................   11,162

   3,600 Hj Heinz Company...............................  166,050
     800 Kellogg Company................................   68,500
     400 Pioneer Hi Bred International Incorporated.....   31,375
     700 Quaker Oats Company............................   31,063
     700 Unilever NV....................................  149,887
     600 Wm Wrigley Jr Company..........................   40,200
                                                         ----------
                                                          634,606
                                                         ----------
         Food Wholesalers Industry -- 0.20%
     900 Sysco Corporation..............................   32,850
                                                         ----------

         Foreign Telecommunication Industry -- 0.65%
   1,200 Northern Telecom Limited.......................  109,200
                                                         ----------

         Gold/Silver Mining Industry -- 0.60%
   3,100 Barrick Gold Corporation.......................   67,812
     700 Newmont Mining Corporation.....................   27,300
     400 Placer Dome Incorporated.......................    6,550
                                                         ----------
                                                          101,662
                                                         ----------
         Grocery Industry -- 0.57%
   1,300 Albertsons Incorporated........................   47,450
     200 American Stores Company........................    9,875
     200 Safeway Incorporated...........................    9,250
     800 Winn Dixie Stores Incorporated.................   29,800
                                                         ----------
                                                           96,375
                                                         ----------
         Home Appliance Industry -- 0.13%
     400 Whirlpool Corporation..........................   21,825
                                                         ----------

         Hotel/Gaming Industry -- 0.22%
     600 Marriott International Incorporated............   36,825
                                                         ----------

         Household Products Industry -- 1.81%
     200 Clorox Company.................................   26,437
   2,400 Colgate Palmolive Company......................  156,600
     800 Newell Company.................................   31,800
     600 Ralston Ralston Purina Group...................   49,237
   1,400 Rubbermaid Incorporated........................   41,650
                                                         ----------
                                                          305,724
                                                         ----------
         Insurance (Diversified) Industry -- 1.28%
   1,100 American General Corporation...................   52,525

     600 Lincoln National Corporation...................   38,625
     800 Marsh and Mclennan Companies Incorporated......   57,100
   1,400 Mgic Investment Corporation....................   67,113
                                                         ----------
                                                          215,363
                                                         ----------
         Insurance (Life) Industry -- 0.36%
     900 Conseco Incorporated...........................   33,300
     400 Jefferson Pilot Corporation....................   27,950
                                                         ----------
                                                           61,250
                                                         ----------
         Insurance (Property/Casualty) Industry -- 3.13%
   2,100 Allstate Corporation...........................  153,038
     900 Chubb Corporation..............................   60,188
   1,000 General Re Corporation.........................  182,000
     700 Safeco Corporation.............................   32,681
   1,100 St Paul Companies Incorporated.................   83,875
     700 Usf and G Corporation..........................   16,713
                                                         ----------
                                                          528,495
                                                         ----------
         Machinery Industry -- 0.85%
   1,100 Aeroquip Vickers Incorporated..................   53,488
     700 Donaldson Company Incorporated.................   26,644
     200 Snap On Incorporated...........................    7,875
   1,400 Stanley Works..................................   56,000
                                                         ----------
                                                          144,007
                                                         ----------
         Machinery (Construction &Mining) Industry --
         1.26%
     200 Case Corporation...............................   13,775
   1,100 Caterpillar Incorporated.......................  118,113
     800 Deere and Company..............................   43,900
     600 Ingersoll Rand Company.........................   37,050
                                                         ----------
                                                          212,838
                                                         ----------
         Medical Services Industry -- 0.16%
     200 Idexx Laboratories Incorporated................    2,488
     800 Tenet Healthcare Corporation...................   23,600
                                                         ----------
                                                           26,088
                                                         ----------
         Medical Supplies Industry -- 2.33%
   1,200 Allergan Incorporated..........................   38,175
   1,600 Becton Dickinson and Company...................   81,000
   2,000 Boston Scientific Corporation..................  122,875
     100 Centocor Incorporated..........................    3,106
   1,800 Medtronic Incorporated.........................  148,500
                                                         ----------
                                                          393,656
                                                         ----------

         Metals & Mining (Div.) Industry -- 1.35%
   7,600 Inco Limited...................................  227,525

         Natural Gas (Distribution) Industry -- 0.36%
   1,200 Pacific Enterprises............................   40,350
     800 Washington Gas Light Company...................   20,100
                                                         ----------
                                                           60,450
                                                         ----------

         Natural Gas (Diversified) Industry -- 1.95%
     700 Burlington Resources Incorporated..............   30,888
     200 Columbia Gas System Incorporated...............   13,150
     600 Consolidated Natural Gas Company...............   32,288
   4,800 Enron Corporation..............................  195,900
     700 Noram Energy Corporation.......................   10,675
     400 Sonat Incorporated.............................   20,500
     600 Williams Companies Incorporated................   26,250
                                                         ----------
                                                          329,651
                                                         ----------
         Newspaper Industry -- 0.59%
     700 Gannett Incorporated...........................   69,125
     200 Times Mirror Company...........................   11,050
     400 Tribune Company................................   19,225
                                                         ----------
                                                           99,400
                                                         ----------

         Office Equipment & Supplies Industry -- 1.09%
     700 Ikon Office Solutions Incorporated.............   17,456
   2,400 Pitney Bowes Incorporated......................  166,800
                                                         ----------
                                                          184,256
                                                         ----------

       Oilfield Services/Equipment Industry -- 1.83%
   1,300 Baker Hughes Incorporated......................   50,294
     200 Cooper Cameron Corporation.....................    9,350
     800 Diamond Offshore Drilling Incorporated.........   62,300
   1,300 Dresser Industries Incorporated................   48,425
     200 Ensco International Incorporated...............   10,550
     400 Global Marine Incorporated.....................    9,325
     200 Helmerich and Payne Incorporated...............   11,525
     200 Noble Drilling Corporation.....................    4,500
     400 Reading and Bates Corporation..................   10,650
     700 Rowan Companies Incorporated...................   19,731
     200 Smith International Incorporated...............   12,150
     400 Transocean Offshore Incorporated...............   29,050
     500 Varco International Incorporated...............   16,125
     200 Western Atlas Incorporated.....................   14,650
                                                         ----------
                                                          308,625
                                                         ----------

         Packaging & Container Industry -- 0.25%
     600 Bemis Company Incorporated.....................   25,950
     500 Sonoco Products Company........................   15,219
                                                         ----------
                                                           41,169
                                                         ----------
         Paper & Forest Products Industry -- 0.68%
     200 Chesapeake Corporation.........................    6,750
   1,800 Rayonier Incorporated..........................   75,713
   1,700 Wausau Paper Mills Company.....................   32,088
                                                         ----------
                                                          114,551
                                                         ----------
         Petroleum (Integrated) Industry -- 1.96%
   3,100 Fina Incorporated..............................  197,625
     600 Murphy Oil Corporation.........................   29,250
     800 Pennzoil Company...............................   61,200
     800 Quaker State Corporation.......................   12,350
     400 Sun Company Incorporated.......................   12,400
     600 Tosco Corporation..............................   17,963
                                                         ----------
                                                          330,788
                                                         ----------
         Petroleum (Producing) Industry -- 0.35%
     100 Louisiana Land and Exploration Company.........    5,713
     200 Pogo Producing Company.........................    7,738
   1,800 Union Pacific Resources Group Incorporated.....   44,550
                                                         ----------
                                                           58,001
                                                         ----------
         Publishing Industry -- 0.29%
     900 Harcourt General Incorporated..................   42,863
     100 Mcgraw Hill Company Incorporated...............    5,881
                                                         ----------
                                                           48,744
                                                         ----------
         Railroad Industry -- 3.65%
   5,400 Burlington Northern Santa Fe Corporation.......  485,325
   1,300 Norfolk Southern Corporation...................  130,975
                                                         ----------
                                                          616,300
                                                         ----------
         Restaurant Industry -- 0.66%
   2,300 McDonalds Corporation..........................  111,119
                                                         ----------

         Retail (Special Lines) Industry -- 0.39%
   1,400 Gap Incorporated...............................   54,425

     400 Tjx Companies Incorporated.....................   10,550
                                                         ----------
                                                           64,975
                                                         ----------
         Retail Building Supply Industry -- 0.98%
   2,400 Home Depot Incorporated........................  165,600
                                                         ----------

         Retail Store Industry -- 3.08%
     800 Dayton Hudson Corporation......................   42,550
     200 Dillards Incorporated Class A..................    6,925
     500 Federated Department Stores Incorporated.......   17,375
   1,200 JC Penney Company Incorporated.................   62,625
   1,000 K Mart Corporation.............................   12,188
     300 May Department Stores Company..................   14,363
   2,000 Sears Roebuck and Company......................  107,500
   7,500 Wal Mart Stores Incorporated...................  253,594
     100 Woolworth Corporation..........................    2,400
                                                         ----------
                                                          519,520
                                                         ----------
         Securities Brokerage Industry -- 0.71%
   2,000 Merrill Lynch and Company Incorporated.........  119,250
                                                         ----------

         Semiconductor Industry -- 1.96%
     300 Advanced Micro Devices Incorporated............   10,763
   2,200 Intel Corporation..............................  311,575
     200 Micron Technology Incorporated.................    8,000
                                                         ----------
                                                          330,338
                                                         ----------
         Semiconductor Capital Equipment Industry --
         0.17%
     400 Applied Materials Incorporated.................   28,325
                                                         ----------

         Shoe Industry -- 0.49%
   1,400 Nike Incorporated..............................   81,725
                                                         ----------

         Steel (General) Industry -- 0.18%
     400 Nucor Corporation..............................   22,600
     400 Worthington Industries Incorporated............    7,325
                                                         ----------
                                                           29,925
                                                         ----------
         Telecommunication Equipment Industry -- 3.06%
     300 Andrew Corporation.............................    8,438
     700 General Instrument Corporation.................   17,631
   6,100 Lucent Technologies Incorporated...............  439,581
     700 Tellabs Incorporated...........................   39,113

     600 US West Media Group............................   12,150
                                                         ----------
                                                          516,913
                                                         ----------
         Telecommunication Services Industry -- 7.79%
   2,500 Airtouch Communications .......................   68,750
     900 Alltel Corporation.............................   30,094
   2,700 Ameritech Corporation..........................  183,431
   5,100 Bellsouth Corporation..........................  236,513
   2,300 MCI Communications Corporation.................   88,119
   1,900 Nynex Corporation..............................  109,369
   3,489 SBC Communications Incorporated................  215,882
   3,800 Sprint Corporation.............................  198,550
   1,700 Tele Communications Incorporated ..............   25,287
   2,500 US West Communications Group...................   94,062
   2,000 Worldcom Incorporated..........................   64,000
                                                         ----------
                                                         1,314,057
                                                         ----------
         Thrift Industry -- 1.58%
   2,400 Federal Home Loan Mortgage Association.........   84,000
   4,000 Federal National Mortgage Association..........  174,500
     200 HF Ahmanson and Company........................    8,637
                                                         ----------
                                                          267,137
                                                         ----------
         Tire & Rubber Industry -- 0.05%
     400 Cooper Tire and Rubber Company.................    8,800
                                                         ----------

         Toiletries/Cosmetics Industry -- 1.30%
     700 Avon Products Incorporated.....................   49,394
   1,800 Gillette Company...............................  170,550
                                                         ----------
                                                          219,944
                                                         ----------
         Total common stocks (cost $14,453,011)......... 16,821,254
                                                         ----------

         Total investments (cost $14,453,011)........... 16,821,254
                                                         ----------
CASH & OTHER ASSETS, LESS LIABILITIES -- 0.32%             54,049
                                                         ----------

         Total Net Assets............................... $16,875,303
                                                          ==========

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1997
                                  (Unaudited)


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Deferred Organizational Expenses - Costs to be incurred in connection with organization and registration will be deferred and amortized over a period of 60 months from the date upon which the Trust commences operations.
2. Investment advisory and sub-advisory agreements: The investment advisory contract with F.L. Putnam Investment Management Company (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on a rate of 1/4% of 1% per annum of the average monthly net assets. The adviser has elected to waive .10% of the annual fee in the Trust's first year of operations. David W.C. Putnam, a Trustee of the Trust, is President and a Director of the Adviser. Pursuant to the Investment Advisory Contract, the investment adviser is responsible for the management of the Trust's portfolio. The adviser is obligated to supervise the performance of administrative and professional services provided by others to the Trust and will provide all facilities, equipment and personnel and if requested office space necessary to perform its duties under the Investment Advisory Contract.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                   (Continued)


2. Investment advisory and sub-advisory agreements (continued): The Trust has also agreed to an Investment Sub-Advisory Contract between the adviser and PanAgora Asset Management, Inc. (the sub-adviser), whereby the adviser will pay an annual rate of .15% of the Trusts average net assets to the sub-adviser. At June 30, 1997, investment sub-advisory fees of $1,389 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Pursuant to the Investment Sub-Advisory Contract, the sub-adviser is responsible for the investment and reinvestment of securities selected by the adviser.
3. Administration and transfer agent services: The Trust has entered into an agreement with Anchor Investment Management Corporation for administrative, transfer agent and dividend disbursing agent services. Annual fees of $12,000 are payable under this agreement.
4. Related parties:
   The President and Secretary of the trust is also a director and principal stockholder of the Trust's investment adviser.
5. Certain Transactions:
   For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $5,654 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
    such securities...........................   $    130,723
      Other investments.......................     14,924,367
                                                  =============
                                                 $ 15,055,090
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
    such securities...........................   $    130,723
      Other investments.......................        471,420
                                                  =============
                                                 $    602,143
                                                  =============

                          PRINCIPLED EQUITY MARKET FUND

                              OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            President,
                                             Secretary
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Company
President and Director, F.L. Putnam
Securities Company Incorporated

HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer, Mercy
Hospital, Portland Maine; President, Chief
Executive Officer and Director, Mercy Health
Systems of Maine

SISTER ANNE MARY DONOVAN                     Trustee
General Treasurer of the Sisters of Notre
Dame de Namur, Boston

SISTER JOAN GIBBINS                          Trustee
Treasurer, Mercy Health System of
Southeastern Pennsylvania

RONALD P. HOGAN                              Trustee
Chief Executive Officer, Saint Joseph's
Health System

WILLIAM H. IZLAR, JR.                        Trustee
Chairman and Director, Eastern Mercy
Health System

SISTER JUNE KETTERER                         Trustee
Provincial Superior, St. Joseph Province,
Sisters of Charity of Montreal

SISTER MARY LABOURE MORIN                    Trustee
President, Regional Community, Sisters of
Mercy of the Americas

C. KENT RUSSELL                              Treasurer
President, Chief Executive Officer and       and Trustee
Director, Eastern Mercy Health System

JOEL M. ZIFF                                 Trustee
Director, Eastern Mercy Health System

                          PRINCIPLED EQUITY MARKET FUND




                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
       10 Langley Road, Suite 400, Newton Centre, Massachusetts 02159
                                (617) 964-7600

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                        ADMINISTRATOR  AND TRANSFER AGENT
                       Anchor  Investment  Management Corp.
                  2717 Furlong Road, Doylestown, Pennsylvania 18901
                                  (215) 794-2980

                                  LEGAL COUNSEL
                              Sullivan & Worchester
               One Post Office Square, Boston, Massachusetts 02109